THE LAW OFFICE OF
RONALD N. VANCE, P.C.
Attorney at Law
AMERICAN PLAZA II
57 WEST 200 SOUTH
SUITE 310
SALT LAKE CITY, UTAH 84101

ALSO ADMITTED IN CALIFORNIA (INACTIVE)	TELEPHONE (801) 359-9300
FAX (801) 359-9310
EMAIL: rnvance@qwest.net
October 31, 2005
H. Roger Schwall, Assistant Director
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	White Mountain Titanium Corporation
Registration Statement on Form SB-2
Dear Mr. Schwall:
          Attached for filing is the registration statement on Form SB-2 of White Mountain Titanium Corporation (the “Company”), an exploration stage company. This registration statement represents a secondary offering of the company’s common stock by two of its shareholders, Rubicon Master Fund and Phelps Dodge Corporation.
          The Company’s mineral claims consist of nine registered exploitation mining concessions and twenty-two exploration mining concessions over approximately 7,483 hectares located approximately 39 kilometers west of the City of Vallenar in the Atacama, or Region III, geographic region of northern Chile. As supplemental information the Company is in possession of the following reports and documents pertaining to these claims, all of which items are available in pdf format to be furnished to your staff upon request:
          1. A Technical Report dated January 30, 2005, on the Cerro Blanco Rutile Property, Chile, prepared for the Company by Thomas A. Henricksen, a registered Professional Geologist in the State of Wyoming. This report was prepared in anticipation by the Company of the filing of an application for listing of its stock on the Toronto Venture Exchange and is anticipated to be filed with such application. The history of the Company’s mining claims and much of the description of the claims in the prospectus is taken from this report.
          2. Metallurgical reports prepared for the Company by SGS Lakefield Research Limited of Ontario, Canada, in connection with an investigation into the recovery of rutile from the Cerro Blanco project. The Company has two reports from this firm dated January 13, 2005, and April 18, 2005.
          3. Certificates of title dated April 8, 2005, on the nine registered exploitation mining concessions issued by the Registrar of Real Estate and Mines of Freirina, Province of Huasco, Third Region of Atacama, Chile. These certificates have been translated into English.

H. Roger Schwall, Assistant Director
October 31, 2005

     4. A public deed dated March 24, 2004, evidencing title to the 22 exploration claims in the name of Compañía Minera Rutile Resources Limitada (the Chilean subsidiary) which describes how the claims were established through the use of an official agent on behalf of Compañía Minera Rutile Resources Limitada, who then transferred the claims from his name to Compañía Minera Rutile Resources Limitada. The deed has been translated into English.
     5. A Winter Baseline Environmental Study performed on the Cerro Blanco Rutile Property in Chile, prepared for the Company by Arcadis Geotecnica delivered in September of 2004, and a Baseline (Winter and Summer) Study performed on the Cerro Blanco Rutile Property prepared for the Company by Arcadis Geotecnica and delivered in December of 2004. Arcadis Geotecnica are the environmental consultants which have been contracted by the Company to perform the Environmental Impact Study. The Baseline Study reports present the results obtained in two on site campaigns—one during September and one during November, periods which are considered key by the Company for the characterization of the biotic environment in the zone. The study has been translated into English.
     6. Fourteen flotation maps containing conceptual process flow sheets information for the extraction of rutile concentrates from the Cerro Blanco claims. The information provided gives details of the crushing plant, grinding and milling and flotation of both product and gangues. There is basis material balance information together with water requirements and preliminary consideration of flotation chemicals, activators and surface treatment chemicals.
     As described in the prospectus, the Company recently completed a $5,000,000 funding by Rubicon Master Fund and satisfied its final payment of $500,000 for the purchase of the mining claims from Phelps Dodge Corporation. The securities issued to these entities are convertible into the common shares registered in this registration statement. Pursuant to the terms of the agreement with these entities, the Company is obligated to file this registration statement and to seek its effectiveness by January 31, 2006. If this date is not met, the Company will be subject to significant liquidated damages payable to Rubicon and Phelps Dodge. For this reason the Company intends to respond to comments as quickly as possible in order to meet this deadline.
     Please feel free to contact me if you have any questions in regard to this filing.

Sincerely,

/s/ Ronald N. Vance
Ronald N. Vance

cc:	Brian Flower, CFO
Michael P. Kurtanjek, President
Michael Adelstein, Esq.
Sarah A. Strunk, Esq.